Income Taxes - Reconciliations of Income Tax rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net Income Loss Not Subject To Taxes	$ (377,996)	$ (509,581)	$ (226,668)
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	6,198	4,761	3,055
Net Income Loss Subject To Taxes	26,076	22,901	10,995
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance	(5,201)	7,505	(645)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(592)	326	(174)
Income tax expense (recovery)	$ 405	$ 12,592	$ 2,236